As Filed with the Securities and Exchange Commission on May 20, 2015

File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

THE VANTAGEPOINT FUNDS

(Exact Name of Registrant as Specified in Charter)

777 North Capitol Street, NE Ste 600,

Washington, DC 20002-4240

(Address of Principal Executive Offices) (Zip Code)

(202) 962-4600

(Registrant’s Telephone Number, Including Area Code)

Angela Montez, Secretary

777 North Capitol Street, N.E., Ste. 600

Washington, DC 20002

(Name and Address of Agent for Service of Process)

With Copies to:

Amy W. Pershkow, Esq.

Mayer Brown LLP

1999 K Street, N.W.

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on ( ) pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on ( ) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on ( ) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 20th day of May 2015.

THE VANTAGEPOINT FUNDS

/s/ Robert P. Schultze
Robert P. Schultze, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Robert P. Schultze	President	May 20, 2015
Robert P. Schultze

/s/ Gregory J. Dyson	Treasurer	May 20, 2015
Gregory J. Dyson

*	Director	May 20, 2015
George M. Chamberlain, Jr.

*	Director	May 20, 2015
Dorothy D. Hayes

*	Director	May 20, 2015
J. Thomas Lundy

*	Director	May 20, 2015
Takashi B. Moriuchi

*	Director	May 20, 2015
Timothy M. O’Brien

*	Director	May 20, 2015
JoAnn H. Price

*	Director	May 20, 2015

Catherine A. Zaharis

*By	/s/ Angela C. Montez
Angela C. Montez
Attorney-in-Fact

Exhibit Index

Post-Effective Amendment #55

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase